OTHER OPERATING INCOME / (EXPENSES), NET	12 Months Ended
Dec. 31, 2022
OTHER OPERATING INCOME / (EXPENSES), NET
OTHER OPERATING INCOME / (EXPENSES), NET

8.    OTHER OPERATING INCOME / (EXPENSES), NET

	Years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB

Government grants(i)	8,776	6,706	9,277
Ineffective portion of change in fair value of cash flow hedges	3,052	694	(255)
Net realized and unrealized loss on derivative financial instruments not qualified as hedging	(1,252)	(14,873)	(15,535)
Impairment losses on long-lived assets (ii)	(14,629)	(10,035)	(5,669)
Gain/(loss) on disposal of property, plant, equipment and other non-current assets, net	398	(3,062)	(722)
Fines, penalties and compensations	(43)	(220)	(39)
Donations	(301)	(165)	(447)
Others	(1,781)	(761)	(1,389)
	(5,780)	(21,716)	(14,779)

Notes:

(i)	Government grants for the years ended December 31, 2020, 2021 and 2022 primarily represent financial appropriation income and non-income tax refunds received from respective government agencies without conditions or other contingencies attached to the receipts of the grants.
(ii)	Impairment losses recognized on long-lived assets of the exploration and production (“E&P”) segments were RMB 8,495, RMB 2,467 and RMB 2,891 for the years ended December 31, 2020, 2021 and 2022, respectively. The impairment comprised RMB 8,435, RMB 2,467 and RMB 2,891 on property, plant and equipment for the years ended December 31, 2020, 2021 and 2022, respectively, and RMB 60 on construction in progress for the year ended December 31, 2020. The primary factors resulting in the E&P segment impairment loss were downward revision of oil and gas reserve in certain fields and high extraction costs. E&P segment determines recoverable amounts of property, plant and equipment relating to oil and gas producing activities, which include significant judgements and assumptions. The recoverable amounts were determined based on the present values of the expected future cash flows of the assets using pre-tax discount rates of 10.47%, 10.47% and 8.17% to 14.86% for the years ended December 31, 2020, 2021 and 2022, respectively. Further future downward revisions to the Group’s oil or nature gas price outlook would lead to further impairments which, in aggregate, are likely to be material. It is estimated that a general decrease of 5% in oil price, with all other variables held constant, would result in additional impairment loss on the Group’s properties, plant and equipment relating to oil and gas producing activities by approximately RMB 4,548, RMB 3,628 and RMB 1,693 for the years ended December 31, 2020, 2021 and 2022, respectively. It is estimated that a general increase of 5% in operating cost, with all other variables held constant, would result in additional impairment loss on the Group’s property plant and equipment relating to oil and gas producing activities by approximately RMB 2,836, RMB 2,400 and RMB 1,508 for the years ended December 31, 2020, 2021 and 2022,respectively. It is estimated that a general increase of 5% in discount rate, with all other variables held constant, would result in additional impairment loss on the Group’s property, plant and equipment relating to oil and gas producing activities by approximately RMB 287, RMB 180 and RMB 126 for the years ended December 31, 2020, 2021 and 2022, respectively.

8.    OTHER OPERATING INCOME / (EXPENSES), NET (Continued)

Impairment losses recognized for the chemicals segment were RMB 3,675, RMB 5,332 and RMB 1,790 for the years ended December 31, 2020, 2021 and 2022, respectively, and comprised of impairment losses of RMB 2,680, RMB 5,184 and RMB 1,790 on property, plant and equipment for the years ended December 31, 2020, 2021 and 2022, respectively, RMB 744 and RMB 62 on construction in progress for the years ended December 31, 2020 and 2021, respectively, RMB 16 on intangible assets for the year ended December 31, 2021, RMB 251 and RMB 70 for investment in associates and joint ventures for the years ended December 31, 2020 and 2021, respectively. Impairment losses recognized for the refining segment were RMB 1,923, RMB 860 and RMB 2 for the years ended December 31, 2020, 2021 and 2022, respectively, and comprised of impairment losses of RMB 226, RMB 860 and RMB 2 on property, plant and equipment for the years ended December 31, 2020, 2021 and 2022, respectively, RMB 1,697 for investment in joint venture for the year ended December 31, 2020. These impairment losses relate to certain refining and chemicals production facilities that are held for use for the years ended December 31, 2020, 2021 and 2022. The primary factors resulting in the impairment losses were due to the suspension of operations of certain production facilities, and evidence that indicate the economic performance of certain production facilities was lower than the expectation. The carrying amounts of these facilities were written down to their recoverable amounts, which were determined based on the present values of expected future cash flows of the assets using pre-tax discount rates ranging from 9.87% to 11.60%, 10.50% to 13.90% and 7.64% to 18.68% for the years ended December 31, 2020, 2021 and 2022.

Impairment losses recognized on long-lived assets of the marketing and distribution segment were RMB 536, RMB 1,211 and RMB 415 for the years ended December 31, 2020, 2021 and 2022, respectively. The impairment comprised of impairment losses of RMB 442, RMB 873 and RMB 398 on property, plant and equipment for the years ended December 31, 2020, 2021 and 2022, respectively, impairment losses of RMB 47, RMB 246 and RMB 4 on intangible assets for the years ended December 31, 2020, 2021 and 2022, respectively, impairment losses of RMB 2 on right of use assets for the year ended December 31, 2021, impairment losses of RMB 7, RMB 8 and RMB 2 on investments in associates and joint ventures for the years ended December 31, 2020, 2021 and 2022, respectively, impairment losses of RMB 40, RMB 82 and RMB 11 on construction in progress for the years ended December 31, 2020, 2021 and 2022, respectively, primarily relate to certain service stations and certain construction in progress that were closed or abandoned during respective years. In measuring the amounts of impairment charges, the carrying amounts of these assets were compared to the present value of the expected future cash flows of the assets, as well as information about sales of similar properties in the same geographic area for closed or abandoned service stations.

Impairment loss recognized on long-lived assets of the corporate and others segment were RMB 165 and RMB 571 for the years ended December 31, 2021 and 2022, respectively. The impairment comprised of impairment losses of RMB 3 and RMB 1 on property, plant and equipment for the years ended December 31, 2021 and 2022, respectively, impairment loss of RMB 162 on investments in associates and joint ventures for the year ended December 31, 2021, impairment loss of RMB 570 on construction in progress for the years ended December 31, 2022.